UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cubic Asset Management, LLC
Address:  131 Dartmouth Street, 5th Floor
          Boston, MA.  02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stuart Schwartz
Title: Director of Operations
Phone: 617-456-1382

Signature, Place, and Date of Signing:

  /s/ Stuart Schwartz		 Boston, Massachussetts       April 18, 2008
  --------------------------     ------------------------    ----------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   105

Form 13F Information Table Value Total:  $  194,853
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

Cubic Asset Management LLC
                                                              FORM 13F
                                                                 705
                                                           March 31, 2008

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M CO                          COM              88579Y101     3449    43580 SH       Sole                                      43580
ABBOTT LABORATORIES            COM              002824100     1679    30450 SH       Sole                                      30450
ALASKA AIR GROUP               COM              011659109     2138   108950 SH       Sole                                     108950
ALBEMARLE CORP                 COM              012653101     3046    83400 SH       Sole                                      83400
AMERICAN EAGLE OUTFITTERS      COM              02553E106      485    27700 SH       Sole                                      27700
AMERICAN INTERNATIONAL GROUP   COM              026874107     1806    41760 SH       Sole                                      41760
AMERICAWEST BANCORPORATION     COM              03058P109       88    10100 SH       Sole                                      10100
AMETEK INC                     COM              031100100     1523    34675 SH       Sole                                      34675
ANHEUSER BUSCH COS             COM              035229103     3897    82125 SH       Sole                                      82125
ARROW ELECTRONICS INC          COM              042735100     5894   175160 SH       Sole                                     175160
ASHFORD HOSPITALITY TRUST      COM              044103109      885   155782 SH       Sole                                     155782
ASSOCIATED BANC_CORP           COM              045487105      646    24265 SH       Sole                                      24265
AT&T INC COM                   COM              00206R102      241     6297 SH       Sole                                       6297
AVERY DENNISON CORP            COM              053611109     1832    37200 SH       Sole                                      37200
BANK OF AMERICA CORP           COM              060505104     3495    92180 SH       Sole                                      92180
BARNES GROUP INC               COM              067806109     3774   164425 SH       Sole                                     164425
BB&T CORP                      COM              054937107      464    14467 SH       Sole                                      14467
BECTON DICKINSON & CO          COM              075887109      249     2900 SH       Sole                                       2900
BENCHMARK ELECTRONICS          COM              08160H101     3704   206375 SH       Sole                                     206375
BIOFIELD CORP                  COM              090591108      110   843750 SH       Sole                                     843750
BIOMED REALTY TRUST            COM              09063H107     2530   105900 SH       Sole                                     105900
BLACK & DECKER CORP            COM              091797100     2900    43875 SH       Sole                                      43875
BRINKER INTERNATIONAL INC      COM              109641100     2014   108550 SH       Sole                                     108550
BRISTOL-MYERS SQUIBB           COM              110122108      643    30186 SH       Sole                                      30186
BROOKS AUTOMATION INC          COM              114340102     1484   152700 SH       Sole                                     152700
BRUNSWICK CORP                 COM              117043109     1533    95975 SH       Sole                                      95975
BURLINGTON NORTHERN            COM              12189T104      290     3150 SH       Sole                                       3150
CARDINAL HEALTH INC            COM              14149Y108     3165    60275 SH       Sole                                      60275
CASH AMERICA INTL              COM              14754D100     1152    31650 SH       Sole                                      31650
CATERPILLAR INC                COM              149123101     4670    59650 SH       Sole                                      59650
CHARLOTTE RUSSE HOLDING        COM              161048103     2495   143900 SH       Sole                                     143900
CITIGROUP INC                  COM              172967101      217    10150 SH       Sole                                      10150
COMMERCIAL METALS              COM              201723103     6026   201075 SH       Sole                                     201075
COMPLETE PRODUCTION SERVICES   COM              20453E109     4552   198450 SH       Sole                                     198450
COVENTRY HEALTH CARE           COM              222862104     4935   122295 SH       Sole                                     122295
CYTEC INDUSTRIES INC           COM              232820100     4453    82700 SH       Sole                                      82700
DEVON ENERGY CORP              COM              25179M103      456     4375 SH       Sole                                       4375
DOVER CORP                     COM              260003108     2352    56300 SH       Sole                                      56300
DSP GROUP INC                  COM              23332B106      276    21700 SH       Sole                                      21700
EDUCATIONAL REALTY TRUST       COM              28140H104      864    68700 SH       Sole                                      68700
ELECTRONIC DATA SYSTEMS CORP   COM              285661104     2785   167250 SH       Sole                                     167250
EMERSON ELECTRIC CO            COM              291011104      962    18690 SH       Sole                                      18690
ENTEGRIS INC                   COM              29362U104      456    63400 SH       Sole                                      63400
EQUIFAX INC                    COM              294429105      655    19000 SH       Sole                                      19000
ETHAN ALLEN INTERIORS          COM              297602104      554    19500 SH       Sole                                      19500
EXXON MOBIL CORP               COM              30231G102      587     6946 SH       Sole                                       6946
FIRST STATE BANCORPORATION     COM              336453105     1759   131375 SH       Sole                                     131375
FOREST LABORATORIES INC        COM              345838106      316     7900 SH       Sole                                       7900
FOREST OIL CORP                COM              346091705     2947    60200 SH       Sole                                      60200
FORTUNE BRANDS INC             COM              349631101     1662    23910 SH       Sole                                      23910
GEHL CO COM                    COM              368483103      356    21000 SH       Sole                                      21000
GENERAL ELECTRIC CO            COM              369604103     4312   116506 SH       Sole                                     116506
GROUP 1 AUTOMOTIVE             COM              398905109     2823   120225 SH       Sole                                     120225
HCC INSURANCE HOLDINGS         COM              404132102     4317   190275 SH       Sole                                     190275
HELMERICH & PAYNE              COM              423452101      277     5900 SH       Sole                                       5900
HERCULES INC                   COM              427056106      227    12400 SH       Sole                                      12400
HERCULES OFFSHORE              COM              427093109     1603    63831 SH       Sole                                      63831
INTEL CORP                     COM              458140100     2536   119723 SH       Sole                                     119723
INTERNATIONAL RECTIFIER CORP   COM              460254105     1680    78150 SH       Sole                                      78150
IOWA TELECOMMUNICATIONS        COM              462594201      502    28300 SH       Sole                                      28300
ITT CORP                       COM              450911102     1804    34810 SH       Sole                                      34810
JACK HENRY & ASSOCIATES INC    COM              426281101     1579    64000 SH       Sole                                      64000
JOHNSON & JOHNSON              COM              478160104     3267    50358 SH       Sole                                      50358
JPMORGAN CHASE & CO            COM              46625H100      458    10655 SH       Sole                                      10655
KENNAMETAL INC                 COM              489170100     2321    78850 SH       Sole                                      78850
KIMBERLY-CLARK CORP            COM              494368103     1577    24425 SH       Sole                                      24425
LEXINGTON PROPERTIES           COM              648053700      170    11800 SH       Sole                                      11800
LINCARE HOLDINGS INC           COM              532791100     1327    47200 SH       Sole                                      47200
LUBRIZOL CORP                  COM              549271104     4555    82055 SH       Sole                                      82055
MARSHALL & ILSLEY CORP         COM              571834100      943    40637 SH       Sole                                      40637
MERRILL LYNCH & CO             COM              590188108     2169    53242 SH       Sole                                      53242
MILLER INDS INC TENN COM NEW   COM              600551204      145    15100 SH       Sole                                      15100
NEWFIELD EXPLORATION CO        COM              651290108     3734    70650 SH       Sole                                      70650
NICOR INC                      COM              654086107      385    11500 SH       Sole                                      11500
NIKE INC CL B                  COM              654106103      948    13940 SH       Sole                                      13940
NORFOLK SOUTHERN CORP COM      COM              655844108      301     5535 SH       Sole                                       5535
NOVARTIS AG - ADR              COM              66987V109     3112    60740 SH       Sole                                      60740
OMNICOM CORP                   COM              681919106     2543    57555 SH       Sole                                      57555
PACER INTERNATIONAL            COM              69373H106      284    17300 SH       Sole                                      17300
PEROT SYSTEMS CORP CL A        COM              714265105      969    64400 SH       Sole                                      64400
PFIZER INC                     COM              717081103     1912    91373 SH       Sole                                      91373
PITNEY BOWES                   COM              724479100     5474   156300 SH       Sole                                     156300
PLUM CREEK TIMBER              COM              729251108      360     8850 SH       Sole                                       8850
PPG INDUSTRIES INC             COM              693506107     2563    42355 SH       Sole                                      42355
PROCTOR & GAMBLE               COM              742718109      521     7431 SH       Sole                                       7431
PROSPERITY BANCSHARES          COM              743606105     2289    79850 SH       Sole                                      79850
REDDY ICE HOLDINGS INC         COM              75734R105     2007   154050 SH       Sole                                     154050
RENAISSANCE-RE HOLDINGS        COM              G7496G103     4109    79160 SH       Sole                                      79160
ROWAN COMPANIES INC            COM              779382100      622    15100 SH       Sole                                      15100
ROYAL DUTCH SHELL CL B         COM              780259107      593     8796 SH       Sole                                       8796
ROYCE VALUE TRUST              COM              780910105      262    16704 SH       Sole                                      16704
SCOTTS MIRACLE GROW CO _ CL A  COM              810186106     2319    71525 SH       Sole                                      71525
SEASPAN CORP                   COM              Y75638109     1299    45600 SH       Sole                                      45600
ST PAUL TRAVELERS COS          COM              792860108      436     9120 SH       Sole                                       9120
SUPERIOR ENERGY SERVICES       COM              868157108     6725   169750 SH       Sole                                     169750
TEREX CORP                     COM              880779103      512     8200 SH       Sole                                       8200
TEXTRON INC                    COM              883203101      848    15300 SH       Sole                                      15300
THE MEN'S WEARHOUSE            COM              587118100     2347   100875 SH       Sole                                     100875
TIME WARNER INC                COM              887317105      917    65430 SH       Sole                                      65430
TRANSDIGM GROUP INC            COM              893641100     1445    39000 SH       Sole                                      39000
UNITED TECHNOLOGIES CORP       COM              913017109      327     4756 SH       Sole                                       4756
VISHAY INTERTECHNOLOGY         COM              928298108     2675   295300 SH       Sole                                     295300
W & T OFFSHORE INC COM         COM              92922P106      310     9100 SH       Sole                                       9100
WHITNEY HOLDING CORP           COM              966612103     3360   135550 SH       Sole                                     135550
iSHARES MSCI EAFE INDEX FUND   COM              464287465      301     4190 SH       Sole                                       4190
REPORT SUMMARY                105 DATA RECORDS              194853            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



